FEDERATED EQUITY FUNDS

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 1, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED EQUITY FUNDS (the “Registrant”)
Federated Global Equity Fund
Institutional Shares

1933 Act File No. 2-91090
1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated November 30, 2010, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 113 on November 30, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary